Derivative Financial Instruments (Offsetting Derivatives) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	$ 84	$ 41
Assets
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	24	14
Mortgage backed securities forwards
Liabilities
Gross Amount		6
Gross Amounts Offset in the Statement of Financial Position		0
Net Amount Presented in the Statement of Financial Position		6
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral		8
Designated as Hedging Instrument | Interest rate swaps on FHLB advances
Liabilities
Gross Amount	55	4
Gross Amounts Offset in the Statement of Financial Position	3	0
Net Amount Presented in the Statement of Financial Position	52	4
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	34	19
Assets
Gross Amount	3
Gross Amounts Offset in the Statement of Financial Position	3
Net Amount Presented in the Statement of Financial Position	0
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	0
Not Designated as Hedging Instrument
Liabilities
Gross Amount	41	14
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	41	14
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	50	22
Assets
Gross Amount	56	32	$ 52
Gross Amounts Offset in the Statement of Financial Position	0	0	1
Net Amount Presented in the Statement of Financial Position	56	32	51
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	24	14	36
Net Amount			15
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures
Liabilities
Gross Amount	0	1
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	0	1
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	2	2
Assets
Gross Amount	1		18
Gross Amounts Offset in the Statement of Financial Position	0		1
Net Amount Presented in the Statement of Financial Position	1		17
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0		0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	0		10
Net Amount			7
Not Designated as Hedging Instrument | Mortgage backed securities forwards
Liabilities
Gross Amount	24	6
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	24	6
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	41	8
Assets
Gross Amount	2	7	26
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount Presented in the Statement of Financial Position	2	7	26
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	0	4	24
Net Amount			2
Not Designated as Hedging Instrument | Interest rate swaps and swaptions
Liabilities
Gross Amount		7	6
Gross Amounts Offset in the Statement of Financial Position		0	0
Net Amount Presented in the Statement of Financial Position		7	6
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral		12	0
Net Amount			6
Assets
Gross Amount		25	8
Gross Amounts Offset in the Statement of Financial Position		0	0
Net Amount Presented in the Statement of Financial Position		25	8
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral		10	2
Net Amount			$ 6
Not Designated as Hedging Instrument | Interest Rate Swaps and Swaptions
Liabilities
Gross Amount	17	7
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	17	7
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	7	12
Assets
Gross Amount	53	25
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	53	25
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	$ 24	$ 10